SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended			3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 12, 2021	Feb. 11, 2021	Jan. 11, 2021	Aug. 03, 2020	Mar. 29, 2021	Jan. 26, 2021	Dec. 04, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 25, 2021	Jan. 04, 2021
Subsequent Event [Line Items]
Notes payable								$ 478,704					$ 478,704		$ 128,021	$ 219,617
Accrued interest															$ 0	11,244
Shares issued															7,110,340
Shares issued, value								4,722,886	$ 241,776	$ 90,000	$ 30,000	$ 616,667			$ 1,142,992	1,270,080
Strike price of warrants															$ 0.30
Subscription liability															$ 40,000
Amount of debt conversion																$ 531,100
Common stock, par value per share								$ 0.001					$ 0.001		$ 0.001	$ 0.001
Proceeds from Convertible Debt													$ 579,741	$ 1,720,000	$ 1,620,000	$ 408,000
Restricted Common Stock [Member]
Subsequent Event [Line Items]
Shares issued							6,590,340
Amount of debt conversion															1,104,476
Accredited Investor [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Subscription liability															$ 40,000
Secured Convertible Promissory Note Agreements With Related Party [Member]
Subsequent Event [Line Items]
Amount of debt conversion				$ 1,000,000
Interest rate				20.00%
Debt Instrument, Maturity Date				Feb. 03, 2021
Common stock, par value per share				$ 0.001
Proceeds from Convertible Debt				$ 500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued			600,000
Shares issued, value			$ 174,000
Subsequent Event [Member] | Accredited Investor [Member] | Restricted Common Stock [Member]
Subsequent Event [Line Items]
Shares issued					127,128	200,000
Shares issued, value					$ 23,900
Number of warrants exercised						1,000,000
Strike price of warrants						$ 0.1235
Proceeds from exercise of warrants						$ 123,500
Subsequent Event [Member] | Accredited Investor [Member] | Unrestricted Common Stock [Member]
Subsequent Event [Line Items]
Shares issued		250,000
Shares issued, value		$ 50,000
Subsequent Event [Member] | Paycheck Protection Program [Member]
Subsequent Event [Line Items]
Notes payable																		$ 123,381
Accrued interest																		$ 825
Subsequent Event [Member] | Secured Convertible Promissory Note Agreements With Related Party [Member]
Subsequent Event [Line Items]
Notes payable	$ 1,000,000
Accrued interest	$ 110,005
Number of warrants exercised	11,250,000
Amount of debt conversion	$ 1,610,005
Debt Conversion, Converted Instrument, Rate	20.00%
Additional notes payable	$ 500,000
Interest rate	20.00%
Debt Instrument, Maturity Date	May 12, 2021
Debt Instrument, Face Amount	$ 1,207,504
Subsequent Event [Member] | Secured Convertible Promissory Note Agreements With Related Party [Member] | Noteholders [Member]
Subsequent Event [Line Items]
Number of warrants exercised	15,000,000
Strike price of warrants	$ 0.20
Proceeds from Convertible Debt	$ 3,000,000
Subsequent Event [Member] | Secured Convertible Promissory Note Agreements With Related Party [Member] | Third Party Investor [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Rate	1.00%
Common stock, par value per share	$ 0.001
Proceeds from Convertible Debt	$ 500,000
Subsequent Event [Member] | Promissory Note Agreement With Its Bank [Member]
Subsequent Event [Line Items]
Notes payable																	$ 165,747
Interest rate																	1.00%